Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Current assets:
Cash and cash equivalents	$ 24,053	145,610	191,048
Restricted cash	2,186	13,235	18,036
Accounts receivable, net	27,896	168,872	176,287
Loans receivable, net	20,010	121,133	35,229
Amounts due from related parties	23	142	110
Prepaid expenses and other current assets	7,347	44,479	41,265
Deferred tax assets	1,591	9,630	4,880
Total current assets	83,106	503,101	466,855
Non-current assets:
Equity investments	2,513	15,215	13,141
Property and equipment, net	5,523	33,434	40,832
Intangible assets, net	13,999	84,747	90,253
Goodwill	13,803	83,559	103,943
Other non-current assets	3,008	18,207	19,644
Total assets	121,952	738,263	734,668
Current liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB41,243 and RMB155,521 (US$25,690) as of December 31, 2012 and 2013, respectively. Note 24):
Accounts payable	1,733	10,491	14,168
Accrued expenses and other current liabilities	54,186	328,034	217,694
Amounts due to related parties	47	282	272
Deferred revenue	3,289	19,909	8,539
Contingent consideration payable	929	5,623
Total current liabilities	60,184	364,339	240,673
Long-term deposits payable	1,748	10,582	10,541
Contingent consideration payable			33,774
Deferred tax liabilities (including amounts of the consolidated VIEs without recourse to the Company of RMB1,667 and RMB1,399 (US$231) as of December 31, 2012 and 2013, respectively. Note 24)	2,607	15,781	16,652
Total liabilities	64,539	390,702	301,640
Redeemable non-controlling interest	11,094	67,161	69,430
Commitments and contingencies (Note 22)
Shareholders' equity:
Additional paid-in capital	171,155	1,036,120	1,035,651
Statutory reserves	924	5,595	5,595
Accumulated deficit	(128,006)	(774,911)	(691,891)
Total IFM Investments Limited shareholders' equity	44,890	271,750	354,294
Non-controlling interests	1,429	8,650	9,304
Total shareholders' equity	46,319	280,400	363,598
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	$ 121,952	738,263	734,668